Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 178,466	¥ 83,954
Equity instruments at fair value through other comprehensive income		4,342,572	4,598,485
Debt instruments at fair value through other comprehensive income		22,474,592	28,066,966
Total investment securities		26,995,630	32,749,405
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		116,249	25,741
Debt instruments at fair value through other comprehensive income		12,151,336	17,868,996
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		72,543
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		43,706	25,741
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		9,988,100	15,774,197
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,085,718	1,145,496
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,077,207	948,992
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		311	311
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		62,217	58,213
Debt instruments at fair value through other comprehensive income		10,323,256	10,197,970
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	[1]	60,802	56,400
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		1,415	1,813
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		5,637,454	5,681,789
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	2,987,313	2,997,588
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,161,047	1,006,051
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		537,442	512,542
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		3,453,106	3,658,591
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 889,466	¥ 939,894

[1]	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.